SEGMENT INFORMATION - REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,412,262,000	$ 1,707,286,000		$ 1,818,180,000
ARGENTINA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	67,905,000	98,237,000		134,557,000
CHILE [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	82,188,000	99,881,000		112,679,000
COLOMBIA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	70,970,000	72,609,000		71,219,000
EL SALVADOR [member]
Disclosure Of Operating Segments [Line Items]
Revenue	17,507,000	16,933,000		14,260,000
UNITED STATES [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	62,262,000	43,640,000		42,318,000
GUATEMALA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	6,232,000	11,620,000		16,195,000
MEXICO [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	161,492,000	179,835,000		177,595,000
PERU [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	85,375,000	116,202,000		136,266,000
PUERTO RICO [member]
Disclosure Of Operating Segments [Line Items]
Revenue	16,689,000	12,278,000		9,439,000
URUGUAY [member]
Disclosure Of Operating Segments [Line Items]
Revenue	2,298,000	2,314,000		2,866,000
PANAMA [member]
Disclosure Of Operating Segments [Line Items]
Revenue	3,615,000	3,683,000		4,095,000
SPAIN [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	234,662,000			240,859,000
NICARAGUA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	3,314,000	3,864,000		4,360,000
COSTA RICA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	8,022,000	7,493,000		7,431,000
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	234,662,000	232,809,000		240,859,000
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	582,038,000	660,114,000		708,744,000
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	609,395,000	827,308,000		877,661,000
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	$ (13,833,000)	$ (12,945,000)	[1]	$ (9,084,000)	[1]
Percentage Of Service Revenue	3180.00%	3560.00%		3900.00%
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 0	$ 112,000		$ 0
Other and eliminations | Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	(5,831,000)	(8,475,000)		(24,536,000)
Other and eliminations | BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	$ 8,732,000	$ 2,022,000		$ 1,758,000

[1]	(*) Includes holding company level revenues and consolidation adjustments.